COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Summary of Cumulative Product claims Activity

A summary of bodily injury claims activity follows:

	Year ended December 31,
	2020	2019	2018
Outstanding claims, January 1,	156	131	105

New claims	38	45	54
Settled and dismissed claims	(21)	(20)	(28)

Outstanding claims, December 31 (*), (**)	173	156	131

*)	Not including the legal proceedings in Australia.

**)	In 2020, representing 138 injured persons.